Business segment information - Adjustment items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business segment information
Operating income	$ 7,755	$ 5,459	$ 2,694
Net income, Group share	8,631	6,196	5,087
Adjustments
Business segment information
Operating income	(5,098)	(2,741)	(9,311)
Net income, Group share	(1,947)	(2,091)	(5,431)
Adjustments - Inventory valuation effect
Business segment information
Operating income	357	652	(1,113)
Net income, Group share	282	479	(747)
Adjustments - Effect of changes in fair value
Business segment information
Operating income	(20)	(4)	(16)
Net income, Group share	(16)	(3)	(9)
Adjustments - Restructuring charges
Business segment information
Operating income	(49)	(37)	(48)
Net income, Group share	(66)	(32)	(72)
Adjustments - Asset impairment charges
Business segment information
Operating income	(4,662)	(2,229)	(6,877)
Net income, Group share	(3,884)	(2,097)	(5,447)
Adjustments - Gains (losses) on disposals of assets
Business segment information
Net income, Group share	2,452	267	1,810
Adjustments - Other items
Business segment information
Operating income	(724)	(1,123)	(1,257)
Net income, Group share	(715)	(705)	(966)
Adjustments - Other items - Agreement on transition from work to retirement in France
Business segment information
Operating income	(201)
Net income, Group share	(132)
Adjustments - Other items - Tax rate reform in the US
Business segment information
Net income, Group share	(97)
Exploration & Production
Business segment information
Operating income	2,792	(431)	(2,669)
Exploration & Production | Adjustments
Business segment information
Operating income	(4,427)	(2,780)	(7,150)
Net income, Group share	(3,693)	(1,877)	(5,053)
Exploration & Production | Adjustments - Restructuring charges
Business segment information
Operating income	(42)	(19)	(43)
Net income, Group share	(11)	(4)	(10)
Exploration & Production | Adjustments - Asset impairment charges
Business segment information
Operating income	(4,308)	(2,089)	(6,591)
Net income, Group share	(3,583)	(1,867)	(5,057)
Exploration & Production | Adjustments - Gains (losses) on disposals of assets
Business segment information
Net income, Group share	188	287	162
Exploration & Production | Adjustments - Other items
Business segment information
Operating income	(77)	(672)	(516)
Net income, Group share	(287)	(293)	(148)
Gas, Renewables & Power
Business segment information
Operating income	(276)	(161)	(177)
Gas, Renewables & Power | Adjustments
Business segment information
Operating income	(700)	(449)	(749)
Net income, Group share	(558)	(394)	(705)
Gas, Renewables & Power | Adjustments - Effect of changes in fair value
Business segment information
Operating income	(20)	(4)	(16)
Net income, Group share	(16)	(3)	(9)
Gas, Renewables & Power | Adjustments - Restructuring charges
Business segment information
Operating income		(18)
Net income, Group share	(11)	(28)	(5)
Gas, Renewables & Power | Adjustments - Asset impairment charges
Business segment information
Operating income	(291)	(139)	(192)
Net income, Group share	(238)	(131)	(270)
Gas, Renewables & Power | Adjustments - Gains (losses) on disposals of assets
Business segment information
Net income, Group share		5
Gas, Renewables & Power | Adjustments - Other items
Business segment information
Operating income	(389)	(288)	(541)
Net income, Group share	(293)	(237)	(421)
Refining & Chemicals
Business segment information
Operating income	4,170	4,991	4,544
Refining & Chemicals | Adjustments
Business segment information
Operating income	114	625	(1,105)
Net income, Group share	2,412	329	323
Refining & Chemicals | Adjustments - Inventory valuation effect
Business segment information
Operating income	344	695	(859)
Net income, Group share	295	498	(590)
Refining & Chemicals | Adjustments - Restructuring charges
Business segment information
Operating income	(4)
Net income, Group share	(42)		(52)
Refining & Chemicals | Adjustments - Asset impairment charges
Business segment information
Operating income	(53)		(70)
Net income, Group share	(53)	(78)	(59)
Refining & Chemicals | Adjustments - Gains (losses) on disposals of assets
Business segment information
Net income, Group share	2,139		1,288
Refining & Chemicals | Adjustments - Other items
Business segment information
Operating income	(173)	(70)	(176)
Net income, Group share	73	(91)	(264)
Marketing & Services
Business segment information
Operating income	1,819	1,789	1,665
Marketing & Services | Adjustments
Business segment information
Operating income	(21)	(137)	(307)
Net income, Group share	70	(146)	16
Marketing & Services | Adjustments - Inventory valuation effect
Business segment information
Operating income	13	(43)	(254)
Net income, Group share	(13)	(19)	(157)
Marketing & Services | Adjustments - Restructuring charges
Business segment information
Operating income	(3)		(5)
Net income, Group share	(2)		(5)
Marketing & Services | Adjustments - Asset impairment charges
Business segment information
Operating income	(10)	(1)	(24)
Net income, Group share	(10)	(18)	(49)
Marketing & Services | Adjustments - Gains (losses) on disposals of assets
Business segment information
Net income, Group share	125	(25)	360
Marketing & Services | Adjustments - Other items
Business segment information
Operating income	(21)	(93)	(24)
Net income, Group share	(30)	(84)	(133)
Corporate
Business segment information
Operating income	(750)	(729)	(669)
Corporate | Adjustments
Business segment information
Operating income	(64)
Net income, Group share	(178)	(3)	(12)
Corporate | Adjustments - Asset impairment charges
Business segment information
Net income, Group share		$ (3)	$ (12)
Corporate | Adjustments - Other items
Business segment information
Operating income	(64)
Net income, Group share	$ (178)